Stockholders' Equity: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders Equity [Abstract]
Schedule Of Share Based Compensation Warrant Activity [Table Text Block]
Common stock warrants issued, redeemed and outstanding during the years ended December 31, 2014, 2013 and 2012 are as follows:

		Weighted Average
		Exercise
		Price Per
	Number	Share
Warrants
Warrants outstanding at January 1, 2012	35,951,707	$1.87
Warrants issued during 2012	6,225,254	4.05
Warrants exercised during 2012	(25,667,794)	(1.21)
Warrants expired during 2012	-	-
Warrants outstanding at December 31, 2012	16,509,167	$1.79
Warrants issued during 2013	-	-
Warrants exercised during 2013	(5,859,335)	1.66
Warrants expired during 2013	-	-
Warrants outstanding at December 31, 2013	10,649,832	$1.87
Warrants issued during 2014	21,317,940	1.00
Warrants exercised during 2014	(4,167,940)	(1.72)
Warrants expired during 2014	(662,252)	(3.50)
Warrants outstanding at December 31, 2014	27,137,580	$1.17

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Common stock options issued, redeemed and outstanding during the years ended December 31, 2014, 2013 and 2012 are as follows:

		Weighted
		Average
		Exercise
		Price Per	Grant Date
	Number	Share	Fair Value
Options
Options outstanding at January 1, 2012	16,989,000	$2.68	$2.16
Options forfeited during 2012	(50,000)	(3.99)
Options exercised during 2012	(664,000)	(2.10)
Options issued during 2012	1,320,000	3.13
Options outstanding at December 31, 2012	17,595,000	$2.73	$2.19
Options forfeited during 2013	(1,715,000)	(2.72)
Options exercised during 2013	-	-
Options expired during 2013	(335,000)	(3.44)
Options issued during 2013	6,600,000	1.29
Options outstanding at December 31, 2013	22,145,000	$2.27	$1.79
Options forfeited during 2014	(130,000)	(1.90)
Options exercised during 2014	-	-
Options expired during 2014	(40,000)	(3.00)
Options issued during 2014	3,500,000	1.13
Options outstanding at December 31, 2014	25,475,000	$2.12	$1.66

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information for options outstanding and exercisable at December 31, 2014.

	Options Outstanding				Exercisable
		Weighted	Weighted			Weighted
		Avg.	Avg.			Avg.	Aggregate
		Remaining	Exercise	Aggregate		Exercise	Intrinsic
Range of Prices	Number	Life Years	Price	Intrinsic Value	Number	Price	Value
$0.15 - 2.00	12,700,000	7.88	$1.32	$3,000	4,875,000	$1.48	$3,000
2.01 - 3.00	11,405,000	5.91	2.86	-	11,405,000	2.86	-
3.01 - 4.00	1,220,000	6.83	3.21	-	1,220,000	3.21	-
4.01 - 4.95	150,000	5.95	4.08	-	150,000	4.08	-
$0.98 - 4.95	25,475,000	6.55	2.12	$3,000	17,650,000	2.52	$3,000

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of the status of the Company’s unvested stock options at September 30, 2015, and changes during the nine months then ended, is presented below.

Non-Vested Stock Options (unaudited)	Shares	Weighted Average Grant-Date Fair Value
Non-Vested at December 31, 2014	313,000	$22.44
Granted	4,000	2.08
Vested	(10,000)	(8.61)
Forfeited	(102,000)	23.18
Non-Vested at September 30, 2015	205,000	$22.35

A summary of the status of the Company’s non-vested stock options as of December 31, 2014, and changes during the year then ended, is presented below.

		Weighted
		Average
		Grant-Date Fair
Non-vested Stock Options	Shares	Value
Non-vested at December 31, 2013	4,710,000	$0.95
Granted	3,500,000	0.80
Vested	(275,000)	(0.44)
Forfeited	(110,000)	(1.21)
Non-vested at December 31, 2014	7,825,000	$0.90

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of options was estimated on the date of grant issuance using the Black-Scholes option pricing model with the following weighted average assumptions:

	2014	2013	2012
Expected life of options based on simplified method for employees	2 - 5 years	2 - 5 years	2 - 5 years
Risk free interest rate	1.55-1.73%	0.40-1.77%	0.31-1.04%
Expected volatility	101.62-104.39%	94.01-104.63%	111.27-121.85%
Expected dividend yield	0%	0%	0%

Schedule of Share-based Compensation, Activity [Table Text Block]
Total stock-based compensation (stock and stock option) cost recognized is as follows:

$ thousands	2014	2013	2012
Employee	$9,181	$5,332	$3,121
Non-employee consultants and directors	228	1,673	1,471
	$9,409	$7,005	$4,592